Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of summary of significant accounting policies [line items]
Financial assets categorized at fair value through profit or loss	$ 0
Oyu Tolgoi [member]
Disclosure of summary of significant accounting policies [line items]
Percentage of ownership interest in subsidiary	66.00%
Percentage of ownership interest, held by non-controlling interest	34.00%
Percentage of fund provided for mine exploration and development costs of subsidiary	100.00%
Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Final adjustment period of selling price	30 days
Top of range [member]
Disclosure of summary of significant accounting policies [line items]
Final adjustment period of selling price	180 days